Perpetual subordinated convertible securities	12 Months Ended
Dec. 31, 2018
Perpetual Subordinated Convertible Securities [Abstract]
Perpetual subordinated convertible securities

29.        Perpetual subordinated convertible securities

On April 23, 2018, the Company entered into the perpetual subordinated convertible securities (“PSCS”) subscription agreement with China IC Fund and Xinxin HK, pursuant to which, on and subject to the terms of the PSCS subscription agreement, the Company conditionally agreed to issue, and China IC Fund, through Xinxin HK, conditionally agreed to subscribe for PSCS in an aggregate principal amount of US$300.0 million. On August 29, 2018, the Company completed the issue of the PSCS in the principal amount of US$300.0 million.

On April 23, 2018, the Company entered into the PSCS subscription agreement with Datang and Datang HK, pursuant to which, on and subject to the terms of the PSCS subscription agreement, the Company conditionally agreed to issue, and Datang, through Datang HK, conditionally agreed to subscribe for PSCS in an aggregate principal amount of US$200.0 million. On June 29, 2018, the Company completed the issue of the PSCS in the principal amount of US$200.0 million.

On December 14, 2017, the Company issued the PSCS at a par value of US$250,000 each in the principal amount of US$65.0 million.

The PSCS are included in equity in the Group’s consolidated financial statements as the Group does not have a contractual obligation to deliver cash or other financial assets arising from the issue of the PSCS. The PSCS will remain as equity reserve until the PSCS are converted, in which case, the balance recognized in equity will be transferred to ordinary shares and share premium.

As at the issue date and the year ended December 31, 2018, the net book value of PSCS amounted to US$563.8 million after the deduction of issue expenses of US$1.2 million.

As at December 31, 2018, assuming full conversion of the PSCS, the PSCS will be convertible into 344,985,992 ordinary shares.

Up to the date of the authorization of the Group’s consolidated financial statements for the year ended December 31, 2018 no PSCS have been converted into ordinary shares of the Company, and the Company paid the distribution amounted to US$6.3 million.

Key terms of the PSCS

The PSCS will be paid semi-annually in arrears at 2.00% per annum with distribution payment date on June 14, and December 14, in each year, commencing on June 14, 2018.

The Company may elect to defer distribution unless payments is not made in full on a distribution payment date or a compulsory distribution payment event has occurred. The Company will procure that no dividend or other payment is made on any junior securities or parity securities; or redeem, reduce, cancel, buy-back or acquire for any consideration any junior securities or parity securities unless and until the Company satisfies in full all outstanding arrears of distribution and any additional distribution amounts; or it is permitted to do so by an extraordinary resolution of the securityholders.

The PSCS has no fixed redemption date. The Company may redeem the PSCS in whole, but not in part, at their principal amount, together with distribution accrued on or at any time after December 14, 2020 in certain specified circumstances specified in the agreements.

In the event of the winding-up of the Company, the rights and claims of the securityholders shall rank ahead of those persons whose claims are in respect of any junior securities of the Company, but shall be subordinated in right of payment to the claims of all other present and future senior and subordinated creditors of the Company, other than the claims of holders of parity securities.

Securityholders may convert their PSCS into ordinary shares at any time on or after 40 days from the Issue date at the conversion price in effect on the relevant conversion date. The initial conversion ratio was 152,648.6697 shares per US$250,000 principal amount at the initial conversion price, HK$12.78 per Share with a fixed exchange rate of 7.8034 HK$/US$. The Conversion Price will be adjusted in certain circumstances, including subdivisions, consolidation or redenomination, rights issue, bonus issue, reorganization, capital distributions and certain other dilutive event.

Upon the occurrence of any delisting or suspension arising from or as a result of an application to HKSE having been initiated or made by the Group, the securityholders will have the right to require the Company to redeem all or some only of PSCS at their principal amount, together with any distribution accrued. In the opinion of the management of the Company, the occurrence of such events is highly remote.